Fair Value Measurements - Summary of Black-Scholes Option Pricing Model (Detail) - Convertible preferred stock warrant liability [Member]	Dec. 31, 2021 shares yr	Dec. 31, 2020 yr shares
Series A Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	3.72	2
Series A Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	8.5	6.32
Series A Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	65.07	0.8804
Series A Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	1.01	0.0013
Series A Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0
Series B Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	4.11	2
Series B Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	8.57	6.49
Series B Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	64.9	0.8804
Series B Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	1.04	0.0013
Series B Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0
Series C Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	4.59	2
Series C Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	8.7	6.78
Series C Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	64.83	0.8804
Series C Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	1.09	0.0013
Series C Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0
Series D Convertible Preferred Stock Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | yr	3.38	2
Series D Convertible Preferred Stock Warrants | Fair value of underlying shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights | shares	9.45	8.35
Series D Convertible Preferred Stock Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	65.29	0.8804
Series D Convertible Preferred Stock Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0.96	0.0013
Series D Convertible Preferred Stock Warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights	0	0